Share capital (Schedule of detailed information about shares activity) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning and end of year - Amount	$ 1,699,806	$ 1,848,123	$ 2,178,856
Share capital [Member]
Disclosure of classes of share capital [line items]
Beginning and end of year - Common shares	261,272,151	261,272,151
Beginning and end of year - Amount	$ 1,777,340	$ 1,777,340	$ 1,777,340